Leases - Summary of Future Lease Payments for the Lease Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 345,241	₩ 409,516
Within one year
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	151,259	173,885
After one year but within five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	155,707	200,844
After five years
Disclosure Of Maturity Analysis Of Lease Payments Of Lessee [Line Items]
Future lease payments under the lease contracts	₩ 38,275	₩ 34,787